Share capital and share premium	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital and share premium
15 Share capital and share premium
Ordinary shares issued and fully paid as of December 31, 2025

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
247,705,230	Ordinary	1	286,156	1,792,181	2,078,337
Total		1	286,156	1,792,181	2,078,337
The total issued number of ordinary shares is 247,705,230 shares as of December 31, 2025 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2025, 2,779,580 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD 109 thousand are recognized directly in the accumulated losses.
Ordinary shares issued and fully paid as of December 31, 2024

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
244,925,650	Ordinary	1	283,093	1,792,181	2,075,274
Total		1	283,093	1,792,181	2,075,274
The total issued number of ordinary shares is 244,925,650 shares as of December 31, 2024 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2024, 2,192,812 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD 92 thousand are recognized directly in the accumulated losses. Furthermore, during August 2024, we completed an equity offering for which 40,455,472 shares were issued, all fully paid. Proceeds from the offering, net of commissions and expenses, were USD 94.7 million. Transaction costs of USD 4,983 thousand related to the offering are recognized directly in the accumulated losses.
Ordinary shares issued and fully paid as of December 31, 2023

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
202,277,366	Ordinary	1	236,800	1,736,469	1,973,269
Total		1	236,800	1,736,469	1,973,269
The total issued number of ordinary shares is 202,277,366 shares as of December 31, 2023 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2023, 1,044,806 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD 24 thousand are recognized directly in the accumulated losses.